INSURANCE CLAIMS AND CHANGES IN INSURANCE AND INVESTMENT CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of claims and benefits paid [Abstract]
Schedule of Insurance Claims

	2022 £m	2021 £m	2020 £m
Life insurance and participating investment contracts
Claims and surrenders	(8,270)	(9,063)	(7,670)
Change in insurance and participating investment contracts (note 31)	16,624	(7,474)	(4,590)
	8,354	(16,537)	(12,260)
Non-participating investment contracts
Change in non-participating investment contracts	4,166	(4,581)	(1,938)
	12,520	(21,118)	(14,198)
Reinsurers’ share[1]	234	285	418
	12,754	(20,833)	(13,780)
Change in unallocated surplus	60	35	57
Total life insurance and investment contracts	12,814	(20,798)	(13,723)
Non-life insurance
Total non-life insurance claims, net of reinsurance	(413)	(322)	(318)
Total insurance claims and changes in insurance and investment contract liabilities	12,401	(21,120)	(14,041)
1    Reinsurers’ share compromises a credit of £nil (2021: charge of £5 million) in respect of contracts classified as financial assets at fair value through profit or loss and a credit of £234 million (2021: credit of £290 million) in respect of contracts classified as reinsurance contracts.
Life insurance and participating investment contracts gross claims and surrenders can also be analysed as follows:

	2022 £m	2021 £m	2020 £m
Deaths	(731)	(790)	(694)
Maturities including surrenders	(6,161)	(6,915)	(5,514)
Annuities	(1,213)	(1,194)	(1,171)
Other	(165)	(164)	(291)
Total life insurance gross claims and surrenders	(8,270)	(9,063)	(7,670)